Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 480,721,295.68
Previously Paid Amount	25,577.83
Total Fee Amount	51,287.10
Total Offset Amount	25,709.27
Net Fee	$ 0.00